SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Outstanding common stock rollforward

		Years ended December 31,
Number of common shares (in millions)	Notes	2023	2022
Outstanding, beginning of the year		479.0	477.0
Issuance of shares for share-based compensation	26	2.3	2.0
Outstanding, end of the year		481.3	479.0